FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: File No. 811-5763

Putnam Municipal Income Fund
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  (Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
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  (Address of principal executive offices)

Beth S. Mazor, Vice President
Putnam Municipal Income Fund
One Post Office Square
Boston, Massachusetts 02109

Copy To:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

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  (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 292-1000

Date of Fiscal year-end: 3/31

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record

   The fund did not vote proxies relating to portfolio securities during the period covered by the report.

   SIGNATURES:

   Pursuant to the requirements of the Investment Company Act of 1940,+ the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Income Fund
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       (Registrant)

By:          /s/ Charles E. Porter*, Executive Vice President,
             Associate Treasurer and Principal Executive Officer
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       (Signature & Title)


Date: August 23, 2004
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               * By Jonathan S. Horwitz,
                 pursuant to a Power-of-Attorney